NET LOSS PER SHARE - Calculation of Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to ordinary shareholders	$ (36,144)	$ (31,632)	$ (12,648)
Denominator:
Weighted average number of ordinary shares outstanding - basic	30,538,378	26,593,673	19,976,596
Weighted average number of ordinary shares outstanding - diluted	30,538,378	26,593,673	19,976,596
Net loss per share - basic (in dollar per share)	$ (1.18)	$ (1.19)	$ (0.63)
Net loss per share - diluted (in dollar per share)	$ (1.18)	$ (1.19)	$ (0.63)